Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 3,722
Balance at end of period	3,631	$ 3,722	$ 2,078
Loans	3,484	3,540	1,948
Undrawn credit facilities and other off-balance sheet exposures	147	182	130
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	363	301	211
Originations net of repayments and other derecognitions	(6)	(3)	(7)
Changes in model		25	(1)
Net remeasurement	(3)	48	17
Provision for (reversal of) credit losses	(9)	70	9
Write-offs	(6)	(5)	(3)
Recoveries	1	2	1
Interest income on impaired loans	(4)	(5)	(5)
Foreign exchange and other	(9)		1
Balance at end of period	336	363	214
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	863	858	573
Originations net of repayments and other derecognitions	(6)	2	(7)
Changes in model	2	103	4
Net remeasurement	35	(47)	83
Provision for (reversal of) credit losses	31	58	80
Write-offs	(74)	(67)	(100)
Recoveries	17	16	20
Interest income on impaired loans	(1)	(1)	(1)
Foreign exchange and other	(2)	(1)	(1)
Balance at end of period	834	863	571
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	708	710	485
Originations net of repayments and other derecognitions	(27)	(14)	(17)
Changes in model			18
Net remeasurement	52	61	119
Provision for (reversal of) credit losses	25	47	120
Write-offs	(70)	(77)	(126)
Recoveries	27	28	28
Foreign exchange and other			(1)
Balance at end of period	690	708	506
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,788	1,740	775
Originations net of repayments and other derecognitions	(11)	(21)	(3)
Changes in model			3
Net remeasurement	111	137	52
Provision for (reversal of) credit losses	100	116	52
Write-offs	(70)	(54)	(40)
Recoveries	3	1	3
Interest income on impaired loans	(6)	(7)	(5)
Foreign exchange and other	(44)	(8)	2
Balance at end of period	1,771	1,788	787
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	844
Balance at end of period	811	844	600
Loans	724	735	537
Undrawn credit facilities and other off-balance sheet exposures	87	109	63
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	51	48	28
Originations net of repayments and other derecognitions	4	4	1
Changes in model			(1)
Net remeasurement	(32)	(15)	(12)
Transfers to 12-month ECL	33	22	12
Transfers to lifetime ECL performing	(3)	(8)	(1)
Provision for (reversal of) credit losses	2	3	(1)
Foreign exchange and other	(1)		1
Balance at end of period	52	51	28
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	204	169	174
Originations net of repayments and other derecognitions	11	17	9
Changes in model	1	22	11
Net remeasurement	(110)	(83)	(71)
Transfers to 12-month ECL	87	114	67
Transfers to lifetime ECL performing	(11)	(35)	(8)
Provision for (reversal of) credit losses	(22)	35	8
Foreign exchange and other	(1)
Balance at end of period	181	204	182
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	136	144	145
Originations net of repayments and other derecognitions	(1)
Changes in model			13
Net remeasurement	(88)	(97)	(77)
Transfers to 12-month ECL	79	95	87
Transfers to lifetime ECL performing	(10)	(6)	(9)
Provision for (reversal of) credit losses	(20)	(8)	14
Balance at end of period	116	136	159
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	453	568	239
Originations net of repayments and other derecognitions	17	12	7
Net remeasurement	(62)	(140)	(29)
Transfers to 12-month ECL	81	48	24
Transfers to lifetime ECL performing	(12)	(15)	(11)
Transfers to lifetime ECL credit-impaired	(2)	(17)
Provision for (reversal of) credit losses	22	(112)	(9)
Foreign exchange and other	(13)	(3)	1
Balance at end of period	462	453	231
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,962
Balance at end of period	1,868	1,962	818
Loans	1,808	1,891	753
Undrawn credit facilities and other off-balance sheet exposures	60	71	65
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	161	88	43
Originations net of repayments and other derecognitions	(6)	(4)	(3)
Changes in model		25
Net remeasurement	7	58	7
Transfers to 12-month ECL	(27)	(17)	(10)
Transfers to lifetime ECL performing	10	14	5
Transfers to lifetime ECL credit-impaired	(5)	(3)	(2)
Provision for (reversal of) credit losses	(21)	73	(3)
Foreign exchange and other	(4)
Balance at end of period	136	161	40
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	546	558	271
Originations net of repayments and other derecognitions	(15)	(13)	(13)
Changes in model	1	81	(7)
Net remeasurement	84	(1)	90
Transfers to 12-month ECL	(84)	(110)	(65)
Transfers to lifetime ECL performing	16	42	11
Transfers to lifetime ECL credit-impaired	(13)	(11)	(19)
Provision for (reversal of) credit losses	(11)	(12)	(3)
Balance at end of period	535	546	268
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	572	566	340
Originations net of repayments and other derecognitions	(26)	(14)	(17)
Changes in model			5
Net remeasurement	117	146	156
Transfers to 12-month ECL	(79)	(95)	(87)
Transfers to lifetime ECL performing	10	6	9
Transfers to lifetime ECL credit-impaired	(20)	(37)	(58)
Provision for (reversal of) credit losses	2	6	8
Foreign exchange and other			(1)
Balance at end of period	574	572	347
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	683	558	158
Originations net of repayments and other derecognitions	(23)	(28)	(5)
Changes in model			4
Net remeasurement	55	240	22
Transfers to 12-month ECL	(75)	(45)	(22)
Transfers to lifetime ECL performing	14	18	12
Transfers to lifetime ECL credit-impaired	(12)	(57)	(8)
Provision for (reversal of) credit losses	(41)	128	3
Foreign exchange and other	(19)	(3)	2
Balance at end of period	623	683	163
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	916
Balance at end of period	952	916	660
Loans	952	914	658
Undrawn credit facilities and other off-balance sheet exposures		2	2
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	151	165	140
Originations net of repayments and other derecognitions	(4)	(3)	(5)
Net remeasurement	22	5	22
Transfers to 12-month ECL	(6)	(5)	(2)
Transfers to lifetime ECL performing	(7)	(6)	(4)
Transfers to lifetime ECL credit-impaired	5	3	2
Provision for (reversal of) credit losses	10	(6)	13
Write-offs	(6)	(5)	(3)
Recoveries	1	2	1
Interest income on impaired loans	(4)	(5)	(5)
Foreign exchange and other	(4)
Balance at end of period	148	151	146
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	113	131	128
Originations net of repayments and other derecognitions	(2)	(2)	(3)
Net remeasurement	61	37	64
Transfers to 12-month ECL	(3)	(4)	(2)
Transfers to lifetime ECL performing	(5)	(7)	(3)
Transfers to lifetime ECL credit-impaired	13	11	19
Provision for (reversal of) credit losses	64	35	75
Write-offs	(74)	(67)	(100)
Recoveries	17	16	20
Interest income on impaired loans	(1)	(1)	(1)
Foreign exchange and other	(1)	(1)	(1)
Balance at end of period	118	113	121
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Net remeasurement	23	12	40
Transfers to lifetime ECL credit-impaired	20	37	58
Provision for (reversal of) credit losses	43	49	98
Write-offs	(70)	(77)	(126)
Recoveries	27	28	28
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	652	614	378
Originations net of repayments and other derecognitions	(5)	(5)	(5)
Changes in model			(1)
Net remeasurement	118	37	59
Transfers to 12-month ECL	(6)	(3)	(2)
Transfers to lifetime ECL performing	(2)	(3)	(1)
Transfers to lifetime ECL credit-impaired	14	74	8
Provision for (reversal of) credit losses	119	100	58
Write-offs	(70)	(54)	(40)
Recoveries	3	1	3
Interest income on impaired loans	(6)	(7)	(5)
Foreign exchange and other	(12)	(2)	(1)
Balance at end of period	$ 686	$ 652	$ 393